Investment Strategy	Oct. 31, 2025
ALLSPRING FUNDS TRUST | Special Global Small Cap Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	We employ both quantitative methods and fundamental analysis to select a core portfolio of small capitalization companies globally that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary alpha model that considers valuation, quality, and momentum characteristics to rank securities. Stocks that are attractively ranked by the alpha model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of securities that are diversified among major economic sectors and across geographic regions.In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the alpha model.